Partners' Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended
	Mar. 26, 2013	Sep. 30, 2014	Aug. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 06, 2012	Sep. 10, 2014	Jul. 24, 2014
Business Acquisition
General Partner Interest and Incentive Distribution Rights
General Partner Interest and Incentive Distribution Rights (“IDRs”): The General Partner has a 2% interest in the Partnership as well as the incentive distribution rights. In accordance with Section 5.2(b) of the partnership agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its 2% interest.
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. The Partnership's general partner as of December 31, 2014, 2013 and 2012 holds the incentive distribution rights.
According to the partnership agreement the following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unitholders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus the Partnership distributes reaches the next target distribution level, if any. The percentage interests shown for the unitholders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%
On August 21 2014, the Fourth Amendment to the Second Amended and Restated Agreement of Limited Partnership of the Partnership was approved, by the Partnership's annual general meeting, so as to revise the target distributions to holders of IDRs.

The Fourth Amendment resets the thresholds for the IDRs as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.2325	98%	2%
First Target Distribution	up to $0.2425	98%	2%
Second Target Distribution	above $0.2425 up to $0.2675	85%	15%
Third Target Distribution	above $0.2675 up to $0.2925	75%	25%
Thereafter	above $0.2925	65%	35%

Following the annual general meeting, CMTC unilaterally notified the Partnership that it has decided to waive its rights to receive quarterly incentive distributions between $0.2425 and $0.25.  This waiver effectively increases the First Threshold and the lower bound of the Second Threshold (as referenced in the table above) from $0.2425 to $0.25.

Equity offering		17,250,000	13,685,000
Net price per common unit		$ 10.53	$ 9.25
Net proceeds from equity offering		$ 173,932	$ 120,696
CMTC units acquired and cancelled		5,950,610
Amount used to acquire CMTC common units		60,000		60,000	0	0
Advances for vessels under construction - related party				66,641	0		66,641
Interest of CGP in the partnership			2.00%
Number of Class B convertible preferred units converted to common units				4,698,484	5,733,333
Class B convertible preferred unit issued	9,100,000							15,555,554
Class B convertible preferred unit price	$ 8.25
Issuance of Partnership units	72,557	173,504	119,811	173,504	192,368	136,419
Conversion price of the Preferred units								$ 9
Preferred Units Conversion Rate								1
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms				Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price ('VWAP') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the 'Partnership Mandatory Conversion Event') the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day. Any distribution payable on the Class B Convertible Preferred Units for any partial quarter (other than the initial distribution payable on the Class B Convertible Preferred Units for the period from May 22, 2012 through June 30, 2012 that equals to $0.26736 for each Class B Convertible Preferred Unit ) shall equal the product of the minimum quarterly Class B Convertible Preferred Unit distribution rate of $0.21375 (equals to a 9.5% annual distribution rate, subject to adjustment in the cases where clause of change of control, and/or clause of cross default provisions of the 'Agreement' applies).
Dividends declared and paid				102,798	88,241	73,316
Master Agreement
Business Acquisition
Advances for vessels under construction - related party									30,224
Contracted price										$ 311,500
Underwriters Exercise of Overallotment Options (included in equity offerings of 17,250,000 common units and 13,685,000 common units)
Business Acquisition
Equity offering		2,250,000	1,785,000
CMTC
Business Acquisition
Units purchased			279,286				332,040
Common Units converted to General Partner Units			349,700	358,624